Performance Management - EASTERLY SNOW ALL CAP VALUE FUND	Oct. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

No performance information is provided for the Fund because the Fund does not have a full calendar year of performance. Once the Fund has performance history for a full calendar year, a bar chart and table will be included in this Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund first began operations as the Olstein All Cap Value Fund, a series of Managed Portfolio Series (the “Predecessor Fund”). On June 26, 2026 the Predecessor Fund was reorganized as a new portfolio of the Trust. Performance of the Predecessor Fund is not shown because as part of the reorganization the Predecessor Fund changed its investment adviser to Easterly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	No performance information is provided for the Fund because the Fund does not have a full calendar year of performance.